RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
RELATED PARTY TRANSACTIONS
Fees expensed for Officers and Directors of the Company	$ 660,000	$ 669,000	$ 842,500
Fee Payable	$ 2,467,695	$ 1,879,125